INCOME TAXES - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Temporary differences
Deferred tax assets	$ 4,452	$ 4,730
Deferred tax liabilities	604,667	392,841
Investment properties
Temporary differences
Deferred tax assets	0	490
Deferred tax liabilities	609,418	396,326
Eligible capital expenditures
Temporary differences
Deferred tax assets	1,964	2,111
Withholding tax on undistributed subsidiary profits
Temporary differences
Deferred tax liabilities	0	149
Other
Temporary differences
Deferred tax assets	2,488	2,129
Deferred tax liabilities	$ (4,751)	$ (3,634)